Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	May 02, 2024	Nov. 01, 2022
Non-affiliates exceeds				$ 700,000,000
Gross revenues	$ 816,016	$ 885,285		1,070,000,000.00
Cash	80,416		$ 50,682
Current liabilities	3,595,464		3,373,008
Working capital deficit	(3,509,780)
Stockholders' deficit	(4,816,361)	(3,843,195)	(4,519,154)	$ (3,701,226)
Net loss	(297,207)	(167,089)	(238)
Advertising Expense	7,402	$ 20,349
Right-of-Use Asset operating lease	$ 1,477,021		1,552,242			$ 2,200,000
Incremental borrowing interest rate	4.00%
Proceeds from business combination trust account	$ (1,075,936)
Aggregate value of private investment in public entity	4,700,000
New issues share value of Stock	$ 400,000,000
Scenario Previously Reported [Member]
Cash			2
Stockholders' deficit			(236)		$ 0
Net loss			$ (238)